Supplement to the

Fidelity Advisor Focus Funds®

Fund	Class A	Class T	Class B	Class C	Institutional Class
Fidelity Advisor® Biotechnology Fund	FBTAX	FBTTX	FBTBX	FBTCX	FBTIX
Fidelity Advisor Communications Equipment Fund	FDMAX	FDMTX	FDMBX	FDMCX	FDMIX
Fidelity Advisor Consumer Discretionary Fund	FCNAX	FACPX	FCIBX	FCECX	FCNIX
Fidelity Advisor Electronics Fund	FELAX	FELTX	FELBX	FELCX	FELIX
Fidelity Advisor Energy Fund	FANAX	FAGNX	FANRX	FNRCX	FANIX
Fidelity Advisor Financial Services Fund	FAFDX	FAFSX	FAFBX	FAFCX	FFSIX
Fidelity Advisor Health Care Fund	FACDX	FACTX	FAHTX	FHCCX	FHCIX
Fidelity Advisor Industrials Fund	FCLAX	FCLTX	FCLBX	FCLCX	FCLIX
Fidelity Advisor Technology Fund	FADTX	FATEX	FABTX	FTHCX	FATIX
Fidelity Advisor Utilities Fund	FUGAX	FAUFX	FAUBX	FUGCX	FUGIX

Funds of Fidelity Advisor Series VII

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2014

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 39.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013 (or as of March 31, 2014 for Mr. Hogan, Trustee as of March 18, 2014).

Interested Trustee

DOLLAR RANGE OF FUND SHARES	Brian B. Hogan

Fidelity Advisor Biotechnology Fund	none

Fidelity Advisor Communications Equipment Fund	none

Fidelity Advisor Consumer Discretionary Fund	none

Fidelity Advisor Electronics Fund	none

Fidelity Advisor Energy Fund	none

Fidelity Advisor Financial Services Fund	none

Fidelity Advisor Health Care Fund	none

Fidelity Advisor Industrials Fund	none

Fidelity Advisor Technology Fund	none

Fidelity Advisor Utilities Fund	none

AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000

Independent Trustees

DOLLAR RANGE OF FUND SHARES	David A. Rosow	Garnett A. Smith	Michael E. Wiley
Fidelity Advisor Biotechnology Fund	none	none	none
Fidelity Advisor Communications Equipment Fund	none	none	none
Fidelity Advisor Consumer Discretionary Fund	none	none	none
Fidelity Advisor Electronics Fund	none	none	none
Fidelity Advisor Energy Fund	none	none	none
Fidelity Advisor Financial Services Fund	none	none	none
Fidelity Advisor Health Care Fund	none	none	none
Fidelity Advisor Industrials Fund	none	none	none
Fidelity Advisor Technology Fund	none	none	none
Fidelity Advisor Utilities Fund	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	$10,001 - $50,000	over $100,000

Ali Khan serves as lead portfolio manager of Fidelity Advisor Communications Equipment Fund.

Colin Anderson serves as co-manager of Fidelity Advisor Communications Equipment Fund.

The following information supplements information found in the "Management Contracts" section beginning on page 52.

The following table provides information relating to other accounts managed by Mr. Anderson as of October 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 266	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Advisor Communications Equipment Fund ($15 (in millions) assets managed.

As of October 31, 2014, the dollar range of shares of Fidelity Advisor Communications Equipment Fund beneficially owned by Mr. Anderson was none.